Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 953	$ 1,422
Realized	1	4
Unrealized	129	88
Net unrealized gains (losses) included in OCI	(17)	14
Transfer in to Level 3	2	4
Transfer out of Level 3	(73)	(36)
Purchases/Issuances	204	389
Sales/Settlements	(283)	(932)
Closing balance	916	953
Opening balance	(2,116)	(1,995)
Realized	(13)	(37)
Unrealized	110	(649)
Transfer in to Level 3	(8)	(7)
Transfer out of Level 3	473	414
Purchases/Issuances	(128)	(143)
Sales/Settlements	183	301
Closing balance	(1,499)	(2,116)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(242)	(409)
Realized	(14)	(40)
Unrealized	(156)	85
Transfer in to Level 3	(3)	(2)
Transfer out of Level 3	17	1
Purchases/Issuances	(120)	(129)
Sales/Settlements	102	252
Closing balance	(416)	(242)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,817)	(1,533)
Unrealized	297	(728)
Transfer out of Level 3	425	407
Purchases/Issuances	(8)	(11)
Sales/Settlements	75	48
Closing balance	(1,028)	(1,817)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	21	18
Unrealized	97
Transfer out of Level 3	(67)	(10)
Purchases/Issuances		12
Sales/Settlements		1
Closing balance	51	21
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	(31)
Transfer out of Level 3	27
Closing balance	(4)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized		24
Transfer out of Level 3		(24)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(52)	(50)
Realized	1	3
Unrealized	1	(5)
Transfer in to Level 3	(2)
Sales/Settlements	2
Closing balance	(50)	(52)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	46	45
Realized	(6)	(3)
Unrealized	2	5
Purchases/Issuances	2
Sales/Settlements		(1)
Closing balance	44	46
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(5)	(3)
Unrealized	(1)	(1)
Transfer in to Level 3	(3)	(5)
Transfer out of Level 3	4	6
Purchases/Issuances		(3)
Sales/Settlements	4	1
Closing balance	(1)	(5)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	4
Realized		1
Unrealized	2
Transfer in to Level 3	2	4
Transfer out of Level 3	(6)	(2)
Purchases/Issuances	5	5
Sales/Settlements	(1)	(8)
Closing balance	6	4
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	587	459
Realized	7	6
Unrealized	26	53
Net unrealized gains (losses) included in OCI	(17)	16
Purchases/Issuances	113	213
Sales/Settlements	(76)	(160)
Closing balance	640	587
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	151	207
Unrealized	(3)
Purchases/Issuances	84	159
Sales/Settlements	(162)	(215)
Closing balance	70	151
Corporate debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		2
Sales/Settlements		(2)
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	144	687
Unrealized	5	6
Net unrealized gains (losses) included in OCI		(2)
Sales/Settlements	(44)	(547)
Closing balance	$ 105	$ 144